Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 ¥ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 ¥ / shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2018 ¥ / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Restricted bank deposits	$ 17,932					$ 21,805
Advances from customers	$ 155,378			$ 111,606
Statute of limitations extended term period	5 years	5 years
Underpayment of taxes	$ 14,138	¥ 100,000
Statute of limitations, description	In the case of transfer pricing issues, the statute of limitation is ten years.	In the case of transfer pricing issues, the statute of limitation is ten years.
Exception of equity | (per share)	$ 1.00		¥ 6.7896	$ 1.00	¥ 7.0729
Average translation rates | (per share)	$ 1.00		¥ 7.0056	$ 1.00	¥ 6.8698	$ 1.00	¥ 6.5516
Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Allowances for doubtful accounts	$ 20,790
Suppliers [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Allowances for doubtful accounts				$ 83,370